Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Feb. 01, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Oct. 21, 2015	Sep. 30, 2015	Sep. 30, 2014
Class I
Account Value [Line Items]
Account Value	$ 10,162	$ 10,000
Class Y
Account Value [Line Items]
Account Value	$ 10,156	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 9,885	9,750
Class I
Account Value [Line Items]
Account Value	10,189	10,000
Class Y
Account Value [Line Items]
Account Value	$ 10,182	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 9,911	9,750
Class I
Account Value [Line Items]
Account Value	10,202	10,000
Class Y
Account Value [Line Items]
Account Value	$ 10,195	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 9,924	9,750
Class I
Account Value [Line Items]
Account Value	15,699		$ 14,386	$ 12,649	$ 13,520	$ 12,283	$ 12,207	$ 11,869	$ 11,350	$ 10,611		$ 10,000	$ 10,000
Class Y
Account Value [Line Items]
Account Value	$ 15,680		14,356	12,623	13,494	12,260	12,186	11,857	11,339	10,603		9,994	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 14,814		13,612	11,982	12,850	11,705	11,664	11,378	10,908	10,223		9,660	9,700
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C - with maximum sales charge
Account Value	$ 14,194		13,126	11,639	12,578	11,540	11,586	11,386	10,997	10,380		9,885	10,000
Class I
Account Value [Line Items]
Account Value	15,355		13,655	12,173	14,029	12,297	12,367	12,145	11,718	10,643		9,879	10,000
Class Y
Account Value [Line Items]
Account Value	$ 15,333		13,641	12,167	14,027	12,295	12,365	12,144	11,718	10,643		9,879	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 14,396		12,840	11,482	13,271	11,661	11,757	11,574	11,195	10,194		9,484	9,625
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C - with maximum sales charge
Account Value	$ 13,877		12,471	11,240	13,090	11,582	11,766	11,670	11,372	10,434		9,780	10,000
Class I
Account Value [Line Items]
Account Value	14,279		12,338	10,864	15,632	14,447	12,639	11,352	12,034	10,732	$ 10,000
Class Y
Account Value [Line Items]
Account Value	$ 14,236		12,315	10,843	15,622	14,440	12,640	11,353	12,034	10,732	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Account Value	$ 13,402		11,593	10,248	14,780	13,696	12,013	10,815	11,494	10,279
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C - with maximum sales charge
Account Value	$ 13,055		11,391	10,144	14,744	13,762	12,164	11,029	11,806	10,633
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,282	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,282	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,282	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,282	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,282	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,282	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,282	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,282	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,282	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,586		9,453	9,246	11,620	11,726	11,038	10,259	10,396	10,528		9,674	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,586		9,453	9,246	11,620	11,726	11,038	10,259	10,396	10,528		9,674	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,586		9,453	9,246	11,620	11,726	11,038	10,259	10,396	10,528		9,674	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,586		9,453	9,246	11,620	11,726	11,038	10,259	10,396	10,528		9,674	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,586		9,453	9,246	11,620	11,726	11,038	10,259	10,396	10,528		9,674	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,586		9,453	9,246	11,620	11,726	11,038	10,259	10,396	10,528		9,674	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,586		9,453	9,246	11,620	11,726	11,038	10,259	10,396	10,528		9,674	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,586		9,453	9,246	11,620	11,726	11,038	10,259	10,396	10,528		9,674	10,000
Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index
Account Value	$ 13,158		11,224	10,337	13,427	13,017	12,474	11,436	11,630	11,067	10,000
Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index
Account Value	$ 13,158		11,224	10,337	13,427	13,017	12,474	11,436	11,630	11,067	$ 10,000
Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index
Account Value	$ 13,158		11,224	10,337	13,427	13,017	12,474	11,436	11,630	11,067
Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index
Account Value	$ 13,158		11,224	10,337	13,427	13,017	12,474	11,436	11,630	11,067
Bloomberg 5-Year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 5-Year Municipal Bond Index
Account Value	$ 10,255	10,000
Bloomberg 5-Year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 5-Year Municipal Bond Index
Account Value	$ 10,255	10,000
Bloomberg 5-Year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 5-Year Municipal Bond Index
Account Value	$ 10,255	10,000
Bloomberg Municipal 65% High Grade/35% High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 65% High Grade/35% High Yield Index
Account Value	$ 10,460	10,000
Bloomberg Municipal 65% High Grade/35% High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 65% High Grade/35% High Yield Index
Account Value	$ 10,460	10,000
Bloomberg Municipal 65% High Grade/35% High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 65% High Grade/35% High Yield Index
Account Value	$ 10,460	$ 10,000
Credit Suisse Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Account Value	$ 16,067		14,652	13,027	13,378	12,335	12,233	11,863	11,237	10,665		10,123	10,000
Credit Suisse Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Account Value	$ 16,067		14,652	13,027	13,378	12,335	12,233	11,863	11,237	10,665		10,123	10,000
Credit Suisse Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Account Value	$ 16,067		14,652	13,027	13,378	12,335	12,233	11,863	11,237	10,665		10,123	10,000
Credit Suisse Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Account Value	$ 16,067		14,652	13,027	13,378	12,335	12,233	11,863	11,237	10,665		10,123	10,000
FTSE 3 Month U.S. T Bill Index + 500 bps [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 3 Month US T Bill Index + 500 bps
Account Value	$ 19,220		17,327	15,760	14,916	14,198	13,384	12,453	11,677	11,050		10,502	10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,768		9,593	9,341	11,728	11,781	11,115	10,336	10,474	10,534		9,644	10,000
FTSE 3 Month U.S. T Bill Index + 500 bps [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 3 Month US T Bill Index + 500 bps
Account Value	$ 19,220		17,327	15,760	14,916	14,198	13,384	12,453	11,677	11,050		10,502	10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,768		9,593	9,341	11,728	11,781	11,115	10,336	10,474	10,534		9,644	10,000
FTSE 3 Month U.S. T Bill Index + 500 bps [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 3 Month US T Bill Index + 500 bps
Account Value	$ 19,220		17,327	15,760	14,916	14,198	13,384	12,453	11,677	11,050		10,502	10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,768		9,593	9,341	11,728	11,781	11,115	10,336	10,474	10,534		9,644	10,000
FTSE 3 Month U.S. T Bill Index + 500 bps [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 3 Month US T Bill Index + 500 bps
Account Value	$ 19,220		17,327	15,760	14,916	14,198	13,384	12,453	11,677	11,050		10,502	10,000
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,768		$ 9,593	$ 9,341	$ 11,728	$ 11,781	$ 11,115	$ 10,336	$ 10,474	$ 10,534		$ 9,644	$ 10,000